PPM FUNDS 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606 312-634-2500

April 30, 2020

FILED VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	PPM Funds (“Registrant”)
File Nos: 333-21579 and 811-23308

Dear Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended (“Securities Act”), I hereby certify that the forms of the Prospectus and Statement of Additional Information, each dated April 29, 2020, for the Registrant do not differ from those contained in the most recent post-effective amendment (Amendment No. 7) to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on April 28, 2020 (Accession No. 0001722478-20-000010).

If you have any questions, please contact me at 312-730-9730.

Sincerely,

/s/ Emily J. Bennett

Emily J. Bennett
Vice President and Secretary